Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Authorized shares of common stock	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000
Common stock, average par value (in dollars per share)	$ 5	$ 5
Dividends paid	$ 83,000	$ 97,000	$ 101,000